FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
COMMUNICATION SERVICES - 6.2%
Entertainment - 0.4%
Electronic Arts Inc.	6,000	$761,220

Interactive Media & Services - 5.1%
Alphabet Inc., Class A Shares	38,700	4,188,114	*
Alphabet Inc., Class C Shares	36,000	3,929,400	*
Meta Platforms Inc., Class A Shares	11,000	1,792,230	*

Total Interactive Media & Services		9,909,744

Media - 0.7%
Comcast Corp., Class A Shares	25,000	904,750
Nexstar Media Group Inc., Class A Shares	3,000	573,960

Total Media		1,478,710

TOTAL COMMUNICATION SERVICES		12,149,674

CONSUMER DISCRETIONARY - 11.1%
Automobiles - 2.5%
Ford Motor Co.	100,964	1,538,692
Harley-Davidson Inc.	24,707	952,949
Tesla Inc.	8,802	2,425,919	*

Total Automobiles		4,917,560

Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc., Class A Shares	3,726	421,485	*
Booking Holdings Inc.	576	1,080,467	*
Expedia Group Inc.	5,462	560,674	*
MGM Resorts International	21,109	688,998
Penn National Gaming Inc.	8,692	271,451	*

Total Hotels, Restaurants & Leisure		3,023,075

Household Durables - 1.2%
PulteGroup Inc.	33,276	1,353,002
Toll Brothers Inc.	23,716	1,038,524

Total Household Durables		2,391,526

Internet & Direct Marketing Retail - 2.9%
Amazon.com Inc.	38,000	4,817,260	*
eBay Inc.	16,761	739,663

Total Internet & Direct Marketing Retail		5,556,923

Multiline Retail - 0.3%
Nordstrom Inc.	34,566	591,424

Specialty Retail - 2.3%
AutoZone Inc.	400	847,684	*
Dick’s Sporting Goods Inc.	10,000	1,063,700

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2022 Quarterly Report	1

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Home Depot Inc.	5,589	$1,611,979
Ulta Beauty Inc.	2,100	881,727	*

Total Specialty Retail		4,405,090

Textiles, Apparel & Luxury Goods - 0.4%
NIKE Inc., Class B Shares	7,000	745,150

TOTAL CONSUMER DISCRETIONARY		21,630,748

CONSUMER STAPLES - 5.3%
Beverages - 0.6%
Molson Coors Beverage Co., Class B Shares	21,000	1,085,070

Food & Staples Retailing - 1.4%
Albertsons Cos. Inc., Class A Shares	39,536	1,087,635
Costco Wholesale Corp.	994	518,967
Kroger Co.	24,788	1,188,337

Total Food & Staples Retailing		2,794,939

Food Products - 2.5%
Darling Ingredients Inc.	16,131	1,226,924	*
Flowers Foods Inc.	34,566	943,652
Hershey Co.	9,237	2,075,277
Tyson Foods Inc., Class A Shares	7,682	579,069

Total Food Products		4,824,922

Household Products - 0.6%
Procter & Gamble Co.	7,920	1,092,485

Personal Products - 0.2%
Coty Inc., Class A Shares	60,714	455,962	*

TOTAL CONSUMER STAPLES		10,253,378

ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
APA Corp.	30,725	1,201,655
Devon Energy Corp.	19,000	1,341,780
Diamondback Energy Inc.	5,000	666,400
Exxon Mobil Corp.	42,247	4,038,390
Marathon Oil Corp.	51,146	1,308,826
Valero Energy Corp.	11,173	1,308,582

TOTAL ENERGY		9,865,633

FINANCIALS - 8.9%
Banks - 3.2%
Associated Banc-Corp.	39,697	795,528
Bank of America Corp.	5,085	170,907
Citizens Financial Group Inc.	30,172	1,106,709

See Notes to Schedule of Investments.

2	Franklin U.S. Large Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - (continued)
JPMorgan Chase & Co.	7,451	$847,402
Wells Fargo & Co.	39,482	1,725,758
Zions Bancorp NA	28,264	1,555,368

Total Banks		6,201,672

Capital Markets - 1.1%
Bank of New York Mellon Corp.	14,898	618,714
BGC Partners Inc., Class A Shares	208,586	838,516
Virtu Financial Inc., Class A Shares	32,646	749,552

Total Capital Markets		2,206,782

Consumer Finance - 1.4%
Ally Financial Inc.	19,284	640,229
Bread Financial Holdings Inc.	11,173	429,378
Discover Financial Services	16,000	1,607,840

Total Consumer Finance		2,677,447

Diversified Financial Services - 1.7%
Apollo Global Management Inc.	13,535	752,275
Berkshire Hathaway Inc., Class B Shares	5,016	1,408,493	*
Equitable Holdings Inc.	38,407	1,142,608

Total Diversified Financial Services		3,303,376

Insurance - 1.2%
American Financial Group Inc.	5,462	697,388
American International Group Inc.	14,898	770,972
Everest Re Group Ltd.	3,000	807,150

Total Insurance		2,275,510

Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp.	49,664	709,699

TOTAL FINANCIALS		17,374,486

HEALTH CARE - 15.0%
Biotechnology - 1.8%
Alkermes PLC	32,000	757,440	*
BioMarin Pharmaceutical Inc.	6,207	553,664	*
Exelixis Inc.	45,000	798,300	*
Vertex Pharmaceuticals Inc.	5,000	1,408,800	*

Total Biotechnology		3,518,204

Health Care Equipment & Supplies - 0.4%
QuidelOrtho Corp.	8,550	677,673	*

Health Care Providers & Services - 6.6%
Elevance Health Inc.	4,224	2,049,105
Henry Schein Inc.	13,000	954,330	*
McKesson Corp.	3,728	1,368,176

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2022 Quarterly Report	3

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
Molina Healthcare Inc.	8,112	$2,736,745	*
Premier Inc., Class A Shares	28,928	1,019,423
UnitedHealth Group Inc.	9,202	4,778,875

Total Health Care Providers & Services		12,906,654

Health Care Technology - 0.6%
Veeva Systems Inc., Class A Shares	5,519	1,100,047	*

Life Sciences Tools & Services - 0.4%
Agilent Technologies Inc.	6,000	769,500

Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	13,919	938,280
Jazz Pharmaceuticals PLC	6,000	931,320	*
Johnson & Johnson	10,000	1,613,400
Merck & Co. Inc.	27,891	2,380,776
Perrigo Co. PLC	15,000	561,300
Pfizer Inc.	58,666	2,653,463
Viatris Inc.	115,220	1,100,351

Total Pharmaceuticals		10,178,890

TOTAL HEALTH CARE		29,150,968

INDUSTRIALS - 8.1%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	3,000	1,260,330

Air Freight & Logistics - 0.8%
United Parcel Service Inc., Class B Shares	8,158	1,586,813

Building Products - 1.6%
AO Smith Corp.	12,290	693,770
Carlisle Cos. Inc.	4,000	1,182,640
Owens Corning	15,000	1,225,950

Total Building Products		3,102,360

Commercial Services & Supplies - 0.5%
CoreCivic Inc.	96,228	917,053	*

Construction & Engineering - 0.4%
EMCOR Group Inc.	6,207	738,136

Electrical Equipment - 0.8%
Acuity Brands Inc.	4,966	814,077
Emerson Electric Co.	9,237	755,032

Total Electrical Equipment		1,569,109

Machinery - 2.5%
Crane Holdings Co.	11,522	1,087,216
Cummins Inc.	8,580	1,847,874

See Notes to Schedule of Investments.

4	Franklin U.S. Large Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Machinery - (continued)
Fortive Corp.	12,290	$778,326
Snap-on Inc.	4,993	1,087,775

Total Machinery		4,801,191

Professional Services - 0.6%
ManpowerGroup Inc.	6,053	443,806
Robert Half International Inc.	9,314	716,898

Total Professional Services		1,160,704

Road & Rail - 0.3%
CSX Corp.	19,204	607,807

TOTAL INDUSTRIALS		15,743,503

INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 1.1%
Arista Networks Inc.	11,522	1,381,257	*
Cisco Systems Inc.	17,118	765,517

Total Communications Equipment		2,146,774

Electronic Equipment, Instruments & Components - 0.3%
Avnet Inc.	15,478	679,329

IT Services - 2.3%
Accenture PLC, Class A Shares	6,206	1,790,183
Amdocs Ltd.	8,000	683,760
Mastercard Inc., Class A Shares	3,806	1,234,552
Visa Inc., Class A Shares	3,864	767,815

Total IT Services		4,476,310

Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices Inc.	11,000	933,570	*
Applied Materials Inc.	18,474	1,737,849
Lam Research Corp.	3,744	1,639,535
NVIDIA Corp.	13,535	2,042,973
QUALCOMM Inc.	15,363	2,032,064
Texas Instruments Inc.	10,000	1,652,100

Total Semiconductors & Semiconductor Equipment		10,038,091

Software - 11.0%
Adobe Inc.	6,240	2,330,266	*
CrowdStrike Holdings Inc., Class A Shares	7,451	1,360,627	*
Dolby Laboratories Inc., Class A Shares	9,314	682,157
Dropbox Inc., Class A Shares	65,767	1,406,756	*
Fortinet Inc.	25,000	1,217,250	*
Manhattan Associates Inc.	10,370	1,464,866	*
Microsoft Corp.	38,000	9,935,860
Qualys Inc.	8,154	1,238,593	*

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2022 Quarterly Report	5

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - (continued)
Teradata Corp.	15,275	$502,547	*
Trade Desk Inc., Class A Shares	15,478	970,471	*
Varonis Systems Inc.	12,290	336,132	*

Total Software		21,445,525

Technology Hardware, Storage & Peripherals - 7.4%
Apple Inc.	88,000	13,835,360
Xerox Holdings Corp.	28,709	477,144

Total Technology Hardware, Storage & Peripherals		14,312,504

TOTAL INFORMATION TECHNOLOGY		53,098,533

MATERIALS - 3.3%
Chemicals - 1.6%
CF Industries Holdings Inc.	13,919	1,440,060
Huntsman Corp.	59,534	1,668,142

Total Chemicals		3,108,202

Containers & Packaging - 0.6%
International Paper Co.	28,164	1,172,186

Metals & Mining - 1.1%
Steel Dynamics Inc.	26,140	2,110,021

TOTAL MATERIALS		6,390,409

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Gaming and Leisure Properties Inc.	12,909	623,117
Host Hotels & Resorts Inc.	64,561	1,147,249
Lamar Advertising Co., Class A Shares	16,911	1,587,774
Weyerhaeuser Co.	26,885	918,392

Total Equity Real Estate Investment Trusts (REITs)		4,276,532

Real Estate Management & Development - 1.4%
CBRE Group Inc., Class A Shares	18,597	1,468,419	*
Jones Lang LaSalle Inc.	6,894	1,192,662	*

Total Real Estate Management & Development		2,661,081

TOTAL REAL ESTATE		6,937,613

UTILITIES - 4.0%
Electric Utilities - 2.5%
IDACORP Inc.	6,000	655,440
NRG Energy Inc.	22,349	922,567
Pinnacle West Capital Corp.	12,000	904,200
Portland General Electric Co.	25,460	1,315,518
PPL Corp.	34,516	1,003,725

Total Electric Utilities		4,801,450

See Notes to Schedule of Investments.

6	Franklin U.S. Large Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Gas Utilities - 0.4%
National Fuel Gas Co.		11,522	$821,173

Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.		38,407	950,573

Multi-Utilities - 0.6%
Consolidated Edison Inc.		11,522	1,126,161

TOTAL UTILITIES			7,699,357

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $174,195,513)			190,294,302

RATE
SHORT-TERM INVESTMENTS - 0.7%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,417,579)	2.160%	1,417,579	1,417,579

TOTAL INVESTMENTS - 98.6% (Cost - $175,613,092)			191,711,881
Other Assets in Excess of Liabilities - 1.4%			2,687,257

TOTAL NET ASSETS - 100.0%			$194,399,138

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2022 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$190,294,302	—	—	$190,294,302
Short-Term Investments†	1,417,579	—	—	1,417,579

Total Investments	$191,711,881	—	—	$191,711,881

†	See Schedule of Investments for additional detailed categorizations.

10